Earnings (loss) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income (loss)	$ (15,139)	$ (168,464)	$ (58,273)	$ (9,515)	$ (16,163)	$ (43,080)	$ (56,112)	$ (33,897)	$ 73,779	$ (252,415)	$ (59,310)	$ 126,474
Amount allocated to common shareholders (in hundredths)	100.00%				100.00%					100.00%	100.00%	91.81%
Basic and Diluted EPS:
Net loss allocated to common stockholders	$ (15,139)				$ (16,163)					$ (252,415)	$ (59,310)
Shares outstanding, basic and diluted	87,254				87,040					87,064	87,375
Basic and Diluted (in dollars per share)	$ (0.17)				$ (0.19)					$ (2.90)	$ (0.68)
Basic EPS:
Net income (loss) allocated to common stockholders		$ (168,464)	$ (58,273)	$ (9,515)	$ (16,163)	$ (43,080)	$ (56,112)	$ (33,897)	$ 67,813			$ 116,116
Shares outstanding, basic												88,823
Basic (in dollars per share)		$ (1.93)	$ (0.67)	$ (0.11)	$ (0.19)	$ (0.50)	$ (0.65)	$ (0.39)	$ 0.76	(2.90)	(0.68)	$ 1.31
Effect of Dilutive Securities:
Share-based compensation plans (shares)												605
Diluted EPS:
Net income (loss) allocated to common stockholders												$ 116,116
Shares outstanding, diluted												89,428
Diluted (in dollars per share)		$ (1.93)	$ (0.67)	$ (0.11)	$ (0.19)	$ (0.50)	$ (0.65)	$ (0.39)	$ 0.76	$ (2.90)	$ (0.68)	$ 1.30